Disclosure of information about key management personnel (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Related Party Transactions Disclosure Of Information About Key Management Personnel 1	$ 142,232
Related Party Transactions Disclosure Of Information About Key Management Personnel 2	121,000
Related Party Transactions Disclosure Of Information About Key Management Personnel 3	870,644
Related Party Transactions Disclosure Of Information About Key Management Personnel 4	714,606
Related Party Transactions Disclosure Of Information About Key Management Personnel 5	4,381,025
Related Party Transactions Disclosure Of Information About Key Management Personnel 6	4,309,634
Related Party Transactions Disclosure Of Information About Key Management Personnel 7	5,393,901
Related Party Transactions Disclosure Of Information About Key Management Personnel 8	$ 5,145,240